SCHEDULE OF INCOME TAX PROVISION (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Current			$ 244,493	$ 556,964
Deferred				(1,764)
Current
Deferred
Change in valuation allowance
Income tax provision	$ (61,278)	$ 74,625	$ 244,493	$ 555,200